Data Compare Summary (Total)
Run Date - 3/3/2026 4:58:48 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	3	738	0.41%	738
State	0	738	0.00%	738
Zip	0	738	0.00%	738
Note Date	0	738	0.00%	738
Original Loan Amount	0	738	0.00%	738
First Payment Date	1	738	0.14%	738
Amortization Term	0	738	0.00%	738
Maturity Date	1	738	0.14%	738
Original Interest Rate	4	738	0.54%	738
Amortization Type	0	738	0.00%	738
Representative FICO	31	738	4.20%	738
Property Type	129	738	17.48%	738
Interest Only	0	738	0.00%	738
Lien Position	0	738	0.00%	738
Occupancy	0	738	0.00%	738
Purpose	0	738	0.00%	738
Doc Type	634	738	85.91%	738
Index Type	19	738	2.57%	738
Margin	1	738	0.14%	738
Interest Rate Life Min	0	738	0.00%	738
Interest Rate Life Max	14	738	1.90%	738
Interest Rate Periodic Floor	0	738	0.00%	738
Interest Rate Periodic Cap	1	738	0.14%	738
First Payment Change Date	11	738	1.49%	738
Next Payment Change Date	13	738	1.76%	738
# of Units	1	738	0.14%	738
Contract Sales Price	18	738	2.44%	738
Interest Rate Initial Cap	1	738	0.14%	738
Interest Rate Initial Floor	599	738	81.17%	738
Original CLTV	16	738	2.17%	738
Original LTV	12	738	1.63%	738
LTV Valuation Value	4	738	0.54%	738
Investor: Qualifying Total Debt Ratio	431	738	58.40%	738
Refi Purpose	2	22	9.09%	738
Total	1,946	24,376	7.98%	738